Stockholders' equity and dividend payment (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' equity and dividend payment [Abstract]
Stockholders' Equity
Stockholders’ equity:

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2017	142,417,407
Restricted stock issued	1,175,136
Retirement of treasury shares	(892,497)
Issued at December 31, 2018	142,700,046
Restricted stock issued	790,571
Conversion of convertible bonds	4,390,025
Retirement of treasury shares	(1,061,241)
Issued at December 31, 2019	146,819,401
Par value	$0.01	$0.01
Shares to be issued assuming conversion of convertible notes due 2021*	31,141,489
Number of shares authorized for issue at December 31, 2019	250,000,000

* Assuming the maximum fundamental change conversion rate.

Dividend Payment
Dividend payment:

Dividend payment as of December 31, 2019:
Payment date:	Total payment	Per share Common
February 26, 2019	$7.1 million	$0.05
May 28, 2019	$11.4 million	$0.08
August 29, 2019	$2.8 million	$0.02
November 14, 2019	$7.3 million	$0.05
Total payment as of December 31, 2019:	$28.7 million	$0.20

Dividend payment as of December 31, 2018:
Payment date:	Total payment	Per share Common
February 28, 2018	$2.9 million	$0.02
May 30, 2018	$2.9 million	$0.02
August 31, 2018	$2.9 million	$0.02
November 23, 2018	$2.9 million	$0.02
Total payment as of December 31, 2018:	$11.5 million	$0.08

Dividend payment as of December 31, 2017:
Payment date:	Total payment	Per share Common
February 22, 2017	$7.6 million	$0.08
May 31, 2017	$10.1 million	$0.08
August 31, 2017	$2.8 million	$0.02
December 6, 2017	$2.8 million	$0.02
Total payment as of December 31, 2017:	$23.3 million	$0.20